Fair Value of Financial Instruments	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Fair Value of Financial Instruments
7	Fair Value of Financial Instruments
Determination of fair value
The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.
The best evidence of fair value for a financial instrument is the quoted price in an active market. Unadjusted quoted market prices for identical instruments represent a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets. Independent Price Verification (IPV) is undertaken to assess the reliability and accuracy of prices and inputs used in the determination of fair value. The IPV process is performed by price verification groups that are independent from the business. The Bank maintains a list of pricing sources that are used in the IPV process. These sources include, but are not limited to, brokers, dealers and consensus pricing services. The valuation policies relating to the IPV process require that all pricing or rate sources used be external to the Bank. On a periodic basis, an independent assessment of pricing or rate sources is performed to determine market presence or market representative levels.
Quoted prices are not always available for
over-the-counter
transactions, as well as transactions in inactive or illiquid markets. In these instances, internal models that maximize the use of observable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When all significant inputs to models are observable, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices, present value of cash-flows or other valuation techniques. Fair value estimates normally do not consider forced or liquidation sales.
Where financial instruments trade in inactive markets or when using models where observable parameters do not exist, greater management judgment is required for valuation purposes. Valuations that require the significant use of unobservable inputs are considered Level 3.
The specific inputs and valuation techniques used in determining the fair value of financial instruments are noted below. For Level 3 instruments, additional information is disclosed in the Level 3 sensitivity analysis on page 173.
The fair values of cash and deposits with banks, securities purchased under resale agreements and securities borrowed, customers’ liability under acceptances, obligations related to securities sold under repurchase agreements and securities lent, acceptances, and obligations related to securities sold short are assumed to approximate their carrying values, either due to their short-term nature or because they are frequently repriced to current market rates.
Trading loans
Trading loans as they relate to precious metals (primarily gold and silver) are valued using a discounted cash flow model incorporating market-observable inputs, including precious metals spot and forward prices and interest rate curves (Level 2). Other trading loans that serve as hedges to loan-based credit total return swaps are valued using consensus prices from Bank approved independent pricing services (Level 2).
Government issued or guaranteed securities
The fair values of government issued or guaranteed debt securities are primarily based on unadjusted quoted prices in active markets, where available (Level 1). Where quoted prices are not available, the fair value is determined by utilizing recent transaction prices, broker quotes, or pricing services (Level 2).
For securities that are not actively traded, the Bank uses a discounted cash flow method, using the effective yield of a similar instrument adjusted for instrument-specific risk factors such as credit spread and contracted features (Level 2).
Corporate and other debt
Corporate and other debt securities are valued using unadjusted quoted prices from independent market data providers or third-party broker quotes (Level 1). Where prices are not available consistently, the last available data is used and verified with a yield-based valuation approach (Level 2). In some instances, interpolated yields of similar bonds are used to price securities (Level 2). The Bank uses pricing models with observable inputs from market sources such as credit spread, interest rate curves, and recovery rates (Level 2). These inputs are verified through an IPV process on a monthly basis.
For certain securities where there is no active market, no consensus market pricing and no indicative or executable independent third-party quotes, the Bank uses pricing by third-party providers or internal pricing models and cannot readily observe the market inputs used to price such instruments (Level 3).
Mortgage-backed securities
The fair value of residential mortgage-backed securities is primarily determined using third-party broker quotes and independent market data providers, where the market is more active (Level 2). Where the market is inactive, an internal price-based model is used (Level 3).
Equity securities
The fair value of equity securities is based on unadjusted quoted prices in active markets, where available (Level 1). Where equity securities are less frequently traded, the most recent exchange-quoted pricing is used to determine fair value. Where there is a wide bid-offer
spread, fair value is determined based on quoted market prices for similar securities (Level 2).
Where quoted prices in active markets are not readily available, such as for private equity securities, the fair value is determined as a multiple of the underlying earnings or percentage of underlying assets obtained from third-party general partner statements (Level 3).
Income funds
The fair value of income funds is based on observable unadjusted quoted prices where available (Level 1). Where quoted or active market prices are unavailable, the last available Net Asset Value, fund statements and other financial information available from third-party fund managers at the fund level are used in arriving at the fair value (Level 2).

Derivatives
Fair values of exchange-traded derivatives are based on unadjusted quoted market prices (Level 1). Fair values of over-the-counter
(OTC) derivatives or inactive exchange-traded derivatives are determined using pricing models, which take into account input factors such as current market and contractual prices of the underlying instruments, as well as time value and yield curve or volatility factors underlying the positions (Level 2). The determination of the fair value of derivatives includes consideration of credit risk, estimated funding costs and ongoing direct costs over the life of the instruments.
Derivative products valued using a valuation technique with market-observable inputs mainly include interest rate swaps and options, currency swaps and forward foreign exchange contracts. The most frequently applied valuation techniques include forward pricing and swap models, using present value calculations. The models incorporate various inputs including foreign exchange spot and forward rates and interest rate curves (Level 2).
Derivative products valued using a valuation technique with significant unobservable inputs are long dated contracts (interest rate swaps, currency swaps, forward foreign exchange contracts, option contracts and certain credit default swaps) and other derivative products that reference a basket of assets, commodities or currencies. These models incorporate certain significant non-observable
inputs such as volatility and correlation (Level 3).
Loans
The estimated fair value of loans carried at amortized cost reflects changes in the general level of interest rates and credit worthiness of borrowers that have occurred since the loans were originated or purchased. The particular valuation methods used are as follows:

•
Canadian fixed rate residential mortgages are fair valued by discounting the expected future contractual cash flows, taking into account expected prepayments and using management’s best estimate of average market interest rates currently offered for mortgages with similar remaining terms (Level 3).

•
For fixed rate business and government loans, fair value is determined by discounting the expected future contractual cash flows of these loans at interest rates estimated by using the appropriate currency swap curves for the remaining term, adjusted for a credit mark of the expected losses in the portfolio (Level 3).

•
For all other fixed rate loans, fair value is determined by discounting the expected future contractual cash flows of these loans at interest rates estimated by using the appropriate currency swap curves for the remaining term (Level 3).

•	For all floating rate loans fair value is assumed to equal book value.
The fair value of loans is not adjusted for the value of any credit protection the Bank has purchased to mitigate credit risk.
Deposits
The fair values of deposits payable on demand or after notice or floating rate deposits payable on a fixed date is assumed to equal book value.
The estimated fair values of Canadian personal fixed rate deposits payable on a fixed date are fair valued by discounting the expected future contractual cash outflows, using management’s best estimate of average market interest rates currently offered for deposits with similar remaining terms (Level 2).
Deposits under the Canada Mortgage Bond (CMB) program are fair valued by discounting expected future contractual cash flows using market observable inputs (Level 2).
For all other fixed rate deposits, fair value is determined by discounting the expected future contractual cash flows of these deposits at interest rates estimated by using the appropriate currency swap curves for the remaining term (Level 2).
For structured notes containing embedded features that are bifurcated from the Plain Vanilla notes, the fair value of the embedded derivatives is determined using option pricing models with inputs similar to other interest rate or equity derivative contracts (Level 2). The fair value of certain embedded derivatives is determined using net asset values (Level 3).
Subordinated debentures and other liabilities
The fair values of subordinated debentures, including debentures issued by subsidiaries which are included in other liabilities, are determined by reference to quoted market prices where available or market prices for debt with similar terms and risks (Level 2). The fair values of other liabilities is determined by the discounted contractual cash flow method with appropriate currency swap curves for the remaining term (Level 2).

Fair value of financial instruments
The following table sets out the fair values of financial instruments of the Bank using the valuation methods and assumptions described above. The fair values disclosed do not include non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	2019		2018
As at October 31 ($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$46,720	$46,720	$62,269	$62,269
Trading assets	127,488	127,488	100,262	100,262
Financial instruments designated at fair value through profit or loss	–	–	12	12
Securities purchased under resale agreements and securities borrowed	131,178	131,178	104,018	104,018
Derivative financial instruments	38,119	38,119	37,558	37,558
Investment securities – other	60,514	60,514	57,653	57,653
Investment securities – amortized cost	22,000	21,845	20,316	20,743
Loans	600,155	592,483	553,758	551,834
Customers’ liability under acceptances	13,896	13,896	16,329	16,329
Other financial assets	15,142	15,142	10,913	10,913
Liabilities:
Deposits	735,270	733,390	674,535	676,534
Financial instruments designated at fair value through profit or loss	12,235	12,235	8,188	8,188
Acceptances	13,901	13,901	16,338	16,338
Obligations related to securities sold short	30,404	30,404	32,087	32,087
Derivative financial instruments	40,222	40,222	37,967	37,967
Obligations related to securities sold under repurchase agreements and securities lent	124,083	124,083	101,257	101,257
Subordinated debentures	7,553	7,252	5,627	5,698
Other financial liabilities	38,338	37,713	35,432	34,805
Changes in interest rates, credit spreads and liquidity costs are the main cause of changes in the fair value of the Bank’s financial instruments resulting in a favourable or unfavourable variance compared to carrying value. For the Bank’s financial instruments carried at cost or amortized cost, the carrying value is not adjusted to reflect increases or decreases in fair value due to market fluctuations, including those due to interest rate changes. For FVOCI investment securities, derivatives and financial instruments measured at FVTPL or designated as fair value through profit or loss, the carrying value is adjusted regularly to reflect the fair value.

Fair value hierarchy
The following table outlines the fair value hierarchy of instruments carried at fair value on a recurring basis and of instruments not carried at fair value.

	2019				2018
As at October 31 ($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$3,709	$–	$3,709	$–	$3,175	$16	$3,191
Trading assets
Loans	–	13,829	–	13,829	–	14,334	–	14,334
Canadian federal government and government guaranteed debt	9,345	1,828	–	11,173	13,003	–	–	13,003
Canadian provincial and municipal debt	–	7,615	–	7,615	–	10,159	–	10,159
US treasury and other US agencies’ debt	8,604	–	–	8,604	7,164	–	–	7,164
Other foreign governments’ debt	6,058	3,224	–	9,282	4,610	1,833	–	6,443
Corporate and other debt	–	10,523	17	10,540	3	8,984	18	9,005
Income funds	73	–	–	73	29	–	–	29
Equity securities	65,215	161	1	65,377	39,513	158	–	39,671
Other (2)	995	–	–	995	454	–	–	454
	$90,290	$40,889	$18	$131,197	$64,776	$38,643	$34	$103,453
Financial assets designated at fair value through profit or loss	$–	$–	$–	$–	$12	$–	$–	$12

Investment securities (3)
Canadian federal government and government guaranteed debt	8,464	3,917	–	12,381	6,373	2,518	–	8,891
Canadian provincial and municipal debt	197	3,044	–	3,241	366	3,986	–	4,352
US treasury and other US agencies’ debt	16,117	3,772	–	19,889	18,472	669	–	19,141
Other foreign governments’ debt	10,973	9,608	30	20,611	10,457	9,485	48	19,990
Corporate and other debt	230	1,784	21	2,035	732	1,818	13	2,563
Other mortgage-backed securities	–	–	–	–	–	906	–	906
Equity securities	1,204	284	869	2,357	838	263	709	1,810
	$37,185	$22,409	$920	$60,514	$37,238	$19,645	$770	$57,653
Derivative financial instruments
Interest rate contracts	$–	$16,621	$15	$16,636	$–	$8,927	$112	$9,039
Foreign exchange and gold contracts	8	17,309	–	17,317	5	22,197	–	22,202
Equity contracts	599	1,394	2	1,995	797	1,556	8	2,361
Credit contracts	–	406	–	406	–	349	–	349
Commodity contracts	6	1,759	–	1,765	92	3,515	–	3,607
	$613	$37,489	$17	$38,119	$894	$36,544	$120	$37,558
Liabilities:
Deposits (4)	$–	$144	$–	$144	$–	$(401)	$–	$(401)
Financial liabilities designated at fair value through profit or loss	–	12,235	–	12,235	–	8,188	–	8,188
Obligations related to securities sold short	26,669	3,735	–	30,404	24,563	7,524	–	32,087

Derivative financial instruments
Interest rate contracts	–	13,867	71	13,938	–	11,012	74	11,086
Foreign exchange and gold contracts	–	20,350	–	20,350	–	20,537	–	20,537
Equity contracts	530	2,557	6	3,093	1,057	1,884	5	2,946
Credit contracts	–	38	–	38	–	70	–	70
Commodity contracts	–	2,803	–	2,803	34	3,294	–	3,328
	$530	$39,615	$77	$40,222	$1,091	$36,797	$79	$37,967

Instruments not carried at fair value (5) :
Assets:
Investment securities – amortized cost	$5,495	$16,377	$128	$22,000	$7,392	$12,815	$109	$20,316
Loans (6)	–	–	3 51 , 832	3 51 , 832	–	313, 959	–	313, 959

Liabilities:
Deposits (6)(7)	–	318,091	–	318,091	–	293,898	–	293,898
Subordinated debentures	–	7,553	–	7,553	–	5,627	–	5,627
Other liabilities	–	23,141	–	23,141	–	20,383	–	20,383

(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents energy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $21,845 (October 31, 2018 – $20,743).
(4)	These amounts represent embedded derivatives bifurcated from structured notes.
(5)	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.
(6)	During fiscal year 2019, fair value of these fixed rate loans were impacted by multiple interest rate benchmark changes that reduced observability causing loans to be classified as level 3.
(7)	Excludes embedded derivatives bifurcated from structured notes.

Level 3 instrument fair value changes
Financial instruments categorized as Level 3 as at October 31, 2019, in the fair value hierarchy comprise certain precious metals, certain foreign government bonds, structured corporate bonds, investments in private equity securities, and complex derivatives.
The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2019.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at October 31, 2019
($ millions)	Fair value November 1 2018	Gains/(losses) recorded in income	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2019	Change in unrealized gains/(losses) recorded in income for instruments still held (1)
Precious metals	$16	$–	$–	$25	$(41)	$–	$–	$–
	16	–	–	25	(41)	–	–	–
Trading assets
Corporate and other debt	18	2	–	1	(8)	4	17	2
Equity securities	–	–	–	1	–	–	1	–
	18	2	–	2	(8)	4	18	2

Investment securities
Other foreign governments’ debt	48	–	(2)	–	(9)	(7)	30	n/a
Corporate and other debt	13	–	12	–	–	(4)	21	n/a
Equity securities	709	43	28	277	(165)	(23)	869	36
	770	43	38	277	(174)	(34)	920	36

Derivative financial instruments – assets
Interest rate contracts	112	(80)	–	5	(22)	–	15	(25)
Equity contracts	8	(4)	–	–	–	(2)	2	–	(2)

Derivative financial instruments – liabilities
Interest rate contracts	(74)	20	–	(38)	21	–	(71)	5	(3)
Equity contracts	(5)	3	–	(2)	–	(2)	(6)	–	(2)
	41	(61)	–	(35)	(1)	(4)	(60)	(20)
Total	$845	$(16)	$38	$269	$(224)	$(34)	$878	$18

(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2018.

	As at October 31, 2018
($ millions)	Fair value November 1 2017	Gains/(losses) recorded in income (1)	Gains/(losses) recorded in OCI	Purchases/ Issuances		Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2018
Precious metals	$–	$–	$–	$5		$(8)	$19	$16
Trading assets	39	(10)	–	–		(18)	7	18
Investment securities	589	16	13	279	(2)	(107)	(20)	770
Derivative financial instruments	(238)	(43)	–	–		–	322	41

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	Includes amount related to BBVA Chile acquisition of $45 million.

Significant transfers
Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability become available. The Bank recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.
There were no significant transfers into and out of Level 3 for the year ended October 31, 2019.
The following significant transfers were made among Levels 2 and 3 for the year ended October 31, 2018:
Derivative liabilities of $316 million were transferred out of Level 3 into Level 2 for the year ended October 31, 2018. All transfers were as a result of new information being obtained regarding the observability of inputs used in the valuation.
Level 3 sensitivity analysis
The table below sets out information about significant unobservable inputs used in measuring financial instruments categorized as Level 3 in the fair value hierarchy.

	Valuation technique	Significant unobservable inputs	Range of estimates for unobservable inputs (1)	Changes in fair value from reasonably possible alternatives ($ millions)

Investment securities		General Partner valuations

Private equity securities (2)	Market comparable	per financial statements	93%	(25)/25
		Capitalization rate	7%

Derivative financial instruments

Interest rate contracts	Option pricing	Interest rate	9% - 190%	(1)/1
	model	volatility

Equity contracts	Option pricing	Equity volatility	2% - 131%	(7)/7
	model	Single stock correlation	(70)% - 97%

(1)	The range of estimates represents the actual lowest and highest level inputs used to fair value financial instruments within each financial statement category.
(2)
The valuation of private equity securities utilizes net asset values as reported by fund managers. Net asset values are not considered observable as the Bank cannot redeem these instruments at such values. The range for net asset values per unit or price per share has not been disclosed for these instruments since the valuations are not model-based.

The Bank applies judgment in determining unobservable inputs used to calculate the fair value of Level 3 instruments.
The following section discusses the significant unobservable inputs for Level 3 instruments.
General Partner (GP) Valuations per Statements
Asset values provided by GPs represent the fair value of investments in private equity securities.
Correlation
Correlation in a credit derivative or debt instrument refers to the likelihood of a single default causing a succession of defaults. It affects the distribution of the defaults throughout the portfolio and therefore affects the valuation of instruments such as collateralized debt obligation tranches. A higher correlation may increase or decrease fair value depending on the seniority of the instrument.
Correlation becomes an input into equity derivative pricing when the relationship between price movements of two or more of the underlying assets is relevant.
Volatility
Volatility is a measure of security price fluctuation. Historic volatility is often calculated as the annualized standard deviation of daily price variation for a given time period. Implied volatility is volatility, when input into an option pricing model, that returns a value equal to the current market value of the option.